Other information - Non-cash (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-cash transactions:
Addition of plant and equipment by means of capital leases	CAD 20,058	CAD 39,492
Reclass from plant and equipment to assets held for sale	(1,566)	(1,321)	CAD (5,123)
Non-cash working capital exclusions:
Decrease in inventory resulting from reclassification to plant and equipment	(1,128)	0	0
Net increase in accounts receivable related to sale of plant and equipment	(3,600)	0	0
Net decrease in accounts payable related to change in estimated financing costs	0	(101)	0
Net (decrease) increase in accounts payable related to change in the lease inducement payable on the sublease	(107)	107	0
Net (decrease) increase in accrued liabilities related to dividend payable	(697)	697	0
Operating activities:
Accounts receivable	45,367	3,674	29,765
Unbilled revenue	26,057	(11,454)	30,275
Inventories	3,746	(1,542)	(644)
Prepaid expenses and deposits	690	(780)	634
Accounts payable	(29,751)	9,928	(31,847)
Accrued liabilities	(6,892)	(954)	(1,603)
Long term portion of liabilities related to equipment leases	0	0	(209)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	457	(6,357)	(872)
Net changes in non-cash working capital	39,674	(7,485)	25,499
Purchase of property, plant and equipment
Non-cash working capital exclusions:
Net (decrease) increase in accounts payable related to purchase of plant and equipment	(3,197)	283	2,931
Net decrease in short term portion of equipment lease liabilities included in accrued liabilities related to the purchase of plant and equipment	0	0	(159)
Net increase in long term portion of equipment lease liabilities related to the purchase of plant and equipment	0	0	1,702
Increase in accrued liabilities related to the current portion of the deferred gain on sale leaseback	128	0	0
Restricted share units (RSUs) | Restricted share unit plan
Non-cash working capital exclusions:
Net change in accrued liabilities related to current portion of plan liabilities	(338)	(924)	1,430
Deferred stock units (DSUs) | Directors' deferred share unit plan
Non-cash working capital exclusions:
Net change in accrued liabilities related to current portion of plan liabilities	(408)	(408)	(253)
Stock options | Senior executive stock option plan
Non-cash working capital exclusions:
Net change in accrued liabilities related to current portion of plan liabilities	(22)	22	0
Continuing operations
Non-cash transactions:
Addition of plant and equipment by means of capital leases	CAD 20,058	CAD 39,492	CAD 13,812